Long-term provisions - Expected timing of future cash flows and Business segmentation (Details) - ZAR (R) R in Millions	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of other provisions [line items]
Total provisions	R 17,727	R 18,779	R 21,873
Short-term portion	(2,567)	(2,131)
Long-term provisions	15,160	16,648
Estimated undiscounted obligation	102,952	102,729
Mining
Disclosure of other provisions [line items]
Long-term provisions	1,324	1,573
Exploration And Production International
Disclosure of other provisions [line items]
Long-term provisions	5,677	5,857
Energy
Disclosure of other provisions [line items]
Long-term provisions	2,909	3,091
Base Chemicals
Disclosure of other provisions [line items]
Long-term provisions	3,057	3,104
Performance Chemicals
Disclosure of other provisions [line items]
Long-term provisions	2,173	2,224
Group Functions
Disclosure of other provisions [line items]
Long-term provisions	20	799
Within one year
Disclosure of other provisions [line items]
Total provisions	2,567	2,131
One to five years
Disclosure of other provisions [line items]
Total provisions	3,715	4,196
More than five years
Disclosure of other provisions [line items]
Total provisions	R 11,445	R 12,452